WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Statement of Additional Information dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The first paragraph of the section entitled “Fund Investments” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Wasatch Funds is a registered open-end management investment company currently offering 17 separate Funds. Each Fund except the Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund and International Select Fund is a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund and International Select Fund are each a non-diversified fund, which means that the Fund is permitted to invest its assets in a more limited number of issuers than other diversified investment companies.